Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	150,000,000	35,000,000
Common Stock, Shares, Issued	34,696,581	8,287,995
Common Stock, Shares Outstanding	34,695,544	8,287,995
Treasury Stock, Shares	1	0
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Authorized	0	7,908,442
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Issued	0	7,908,442
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Outstanding	0	7,908,442
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Authorized	0	1,818,182
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Issued	0	1,818,182
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Outstanding	0	1,818,182
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Authorized	0	2,605,094
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Issued	0	2,605,094
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Outstanding	0	2,605,094
Common Stock [Member]
Redeemable Convertible Preferred Stock and Redeemable Common Stock, Shares Outstanding	0	3,829,221
Junior Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	1,250,967
Preferred Stock, Shares Issued	0	1,250,967
Preferred Stock, Shares Outstanding	0	1,250,967